Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	$ (3,865)		$ (2,981)	$ (1,103)
Current service cost	904		1,006	1,085
Loss on settlements			1
Interest expense/interest income	(50)		(49)	(10)
Amounts recognized in profit or loss	854		958	1,075
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	(3,105)		(309)	(2,968)
Actuarial (gains) losses recognized from changes in demographic assumptions	(382)
Actuarial (gains) losses recognized from changes in financial assumptions			(100)	208
Actuarial (gains) losses recognized from experience adjustments	1,232		252	1,606
Amounts recognized in other comprehensive income	(2,255)	$ (69)	(157)	(1,154)
Contributions from employer	(1,245)		(1,386)	(1,555)
Benefits paid	0		0	0
Settlement of plan obligation of subsidiaries	0
Benefits paid directly by the Company	(266)		(299)	(244)
Net defined benefit liability (asset) at end of period	(6,777)		(3,865)	(2,981)
Present value of funded defined benefit obligation [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	30,313		33,599	35,502
Current service cost	904		1,006	1,085
Loss on settlements			1
Interest expense/interest income	372		403	171
Amounts recognized in profit or loss	1,276		1,410	1,256
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	0		0	0
Actuarial (gains) losses recognized from changes in demographic assumptions	(382)
Actuarial (gains) losses recognized from changes in financial assumptions			(100)	208
Actuarial (gains) losses recognized from experience adjustments	1,232		252	1,606
Amounts recognized in other comprehensive income	850		152	1,814
Contributions from employer	0		0	0
Benefits paid	(4,188)		(4,549)	(4,729)
Settlement of plan obligation of subsidiaries	0
Benefits paid directly by the Company	(266)		(299)	(244)
Net defined benefit liability (asset) at end of period	27,985		30,313	33,599
Fair value of plan assets [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	34,178		36,580	36,605
Current service cost	0		0	0
Loss on settlements			0
Interest expense/interest income	422		452	181
Amounts recognized in profit or loss	422		452	181
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	3,105		309	2,968
Actuarial (gains) losses recognized from changes in demographic assumptions	0
Actuarial (gains) losses recognized from changes in financial assumptions			0	0
Actuarial (gains) losses recognized from experience adjustments	0		0	0
Amounts recognized in other comprehensive income	3,105		309	2,968
Contributions from employer	1,245		1,386	1,555
Benefits paid	(4,188)		(4,549)	(4,729)
Settlement of plan obligation of subsidiaries	0
Benefits paid directly by the Company	0		0	0
Net defined benefit liability (asset) at end of period	$ 34,762		$ 34,178	$ 36,580